SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014
Schedule of Cash, Cash Equivalents and Short-term Investments [Table Text Block]
		Adjusted Cost	Unrealized Gains	Fair Value	Cash and Cash Equivalents/Short- term investments
Level 1:	Cash	$590,921	$4	$590,925	$590,925
Level 1	Short-term investments	$475,923 (1)	$1,683	$477,606	$477,606

		Adjusted Cost	Unrealized Gains	Fair Value	Cash and Cash Equivalents
Level 1:	Cash	$2,615,959	$7	$2,615,966	$2,615,966